Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000261609 | BBB-
Holdings [Line Items]
Percent of Total Investments	0.25%
C000261609 | BBB
Holdings [Line Items]
Percent of Total Investments	5.82%
C000261609 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.83%
C000261609 | A-
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261609 | A
Holdings [Line Items]
Percent of Total Investments	2.78%
C000261609 | A+
Holdings [Line Items]
Percent of Total Investments	0.47%
C000261609 | AA
Holdings [Line Items]
Percent of Total Investments	0.54%
C000261609 | AA+
Holdings [Line Items]
Percent of Total Investments	4.45%
C000259242 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.67%
C000259242 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259242 | Distillers & Vintners
Holdings [Line Items]
Percent of Total Investments	2.08%
C000259242 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	2.32%
C000259242 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	2.78%
C000259242 | Consumer Digital Services
Holdings [Line Items]
Percent of Total Investments	3.29%
C000259242 | Machinery: Tools
Holdings [Line Items]
Percent of Total Investments	3.52%
C000259242 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259242 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	3.74%
C000259242 | Restaurants & Bars
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259242 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	4.26%
C000259242 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259242 | Diversified Retailers
Holdings [Line Items]
Percent of Total Investments	4.41%
C000259242 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	4.42%
C000259242 | Aerospace
Holdings [Line Items]
Percent of Total Investments	5.33%
C000259242 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	5.44%
C000259242 | Transaction Processing Services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000259242 | Asset Managers & Custodians
Holdings [Line Items]
Percent of Total Investments	9.17%
C000259242 | Health Care Management Services
Holdings [Line Items]
Percent of Total Investments	10.83%
C000259242 | Software
Holdings [Line Items]
Percent of Total Investments	16.70%
C000259242 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.67%
C000259242 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.08%
C000259242 | Israel
Holdings [Line Items]
Percent of Total Investments	4.17%
C000259242 | France
Holdings [Line Items]
Percent of Total Investments	6.43%
C000259242 | United States
Holdings [Line Items]
Percent of Total Investments	85.65%
C000259241 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.67%
C000259241 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259241 | Distillers & Vintners
Holdings [Line Items]
Percent of Total Investments	2.08%
C000259241 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	2.32%
C000259241 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	2.78%
C000259241 | Consumer Digital Services
Holdings [Line Items]
Percent of Total Investments	3.29%
C000259241 | Machinery: Tools
Holdings [Line Items]
Percent of Total Investments	3.52%
C000259241 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259241 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	3.74%
C000259241 | Restaurants & Bars
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259241 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	4.26%
C000259241 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259241 | Diversified Retailers
Holdings [Line Items]
Percent of Total Investments	4.41%
C000259241 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	4.42%
C000259241 | Aerospace
Holdings [Line Items]
Percent of Total Investments	5.33%
C000259241 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	5.44%
C000259241 | Transaction Processing Services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000259241 | Asset Managers & Custodians
Holdings [Line Items]
Percent of Total Investments	9.17%
C000259241 | Health Care Management Services
Holdings [Line Items]
Percent of Total Investments	10.83%
C000259241 | Software
Holdings [Line Items]
Percent of Total Investments	16.70%
C000259241 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.67%
C000259241 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.08%
C000259241 | Israel
Holdings [Line Items]
Percent of Total Investments	4.17%
C000259241 | France
Holdings [Line Items]
Percent of Total Investments	6.43%
C000259241 | United States
Holdings [Line Items]
Percent of Total Investments	85.65%
C000259243 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	1.21%
C000259243 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	5.44%
C000259243 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000259243 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.85%
C000259243 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259243 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259243 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	11.19%
C000259243 | Asset Managers & Custodians
Holdings [Line Items]
Percent of Total Investments	3.06%
C000259243 | Machinery: Industrial
Holdings [Line Items]
Percent of Total Investments	1.95%
C000259243 | Hotel And Lodging REITs
Holdings [Line Items]
Percent of Total Investments	2.78%
C000259243 | Rental & Leasing Services: Consumer
Holdings [Line Items]
Percent of Total Investments	3.86%
C000259243 | Diversified Industrials
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259243 | Metal Fabricating
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259243 | Household Furnishings
Holdings [Line Items]
Percent of Total Investments	4.93%
C000259243 | Telecommunications Services
Holdings [Line Items]
Percent of Total Investments	5.33%
C000259243 | Electrical Components
Holdings [Line Items]
Percent of Total Investments	5.92%
C000259243 | Food Retailers & Wholesalers
Holdings [Line Items]
Percent of Total Investments	6.04%
C000259243 | Cement
Holdings [Line Items]
Percent of Total Investments	6.24%
C000259243 | Building Materials: Other
Holdings [Line Items]
Percent of Total Investments	8.27%
C000259243 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.46%
C000259243 | United States
Holdings [Line Items]
Percent of Total Investments	69.07%
C000259243 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259243 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.38%
C000259243 | Canada
Holdings [Line Items]
Percent of Total Investments	6.04%
C000259244 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	1.21%
C000259244 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	5.44%
C000259244 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000259244 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.85%
C000259244 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259244 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259244 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	11.19%
C000259244 | Asset Managers & Custodians
Holdings [Line Items]
Percent of Total Investments	3.06%
C000259244 | Machinery: Industrial
Holdings [Line Items]
Percent of Total Investments	1.95%
C000259244 | Hotel And Lodging REITs
Holdings [Line Items]
Percent of Total Investments	2.78%
C000259244 | Rental & Leasing Services: Consumer
Holdings [Line Items]
Percent of Total Investments	3.86%
C000259244 | Diversified Industrials
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259244 | Metal Fabricating
Holdings [Line Items]
Percent of Total Investments	4.34%
C000259244 | Household Furnishings
Holdings [Line Items]
Percent of Total Investments	4.93%
C000259244 | Telecommunications Services
Holdings [Line Items]
Percent of Total Investments	5.33%
C000259244 | Electrical Components
Holdings [Line Items]
Percent of Total Investments	5.92%
C000259244 | Food Retailers & Wholesalers
Holdings [Line Items]
Percent of Total Investments	6.04%
C000259244 | Cement
Holdings [Line Items]
Percent of Total Investments	6.24%
C000259244 | Building Materials: Other
Holdings [Line Items]
Percent of Total Investments	8.27%
C000259244 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.46%
C000259244 | United States
Holdings [Line Items]
Percent of Total Investments	69.07%
C000259244 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259244 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.38%
C000259244 | Canada
Holdings [Line Items]
Percent of Total Investments	6.04%